share-based compensation - TELUS Corp restricted share units activity (Details) - Restricted share units without market performance conditions	3 Months Ended	6 Months Ended
	Jun. 30, 2022 EquityInstruments $ / shares	Jun. 30, 2022 EquityInstruments $ / shares
Number of restricted share units - Non-vested
Outstanding, beginning of period - Non-vested	8,110,430	5,848,469
Granted - Initial award	73,911	2,540,787
In lieu of dividends	81,946	145,737
Vested during the period	(30,157)	(198,671)
Forfeited	(112,172)	(212,364)
Outstanding, end of period - Non-vested	8,123,958	8,123,958
Number of restricted share units - Vested
Outstanding, beginning of period - Vested	49,679	49,138
In lieu of dividends	504	1,045
Vested	30,157	198,671
Settled in cash	(30,157)	(198,671)
Outstanding, end of period - Vested	50,183	50,183
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $ / shares	$ 27.58	$ 25.67
Outstanding, beginning of period, vested | $ / shares	25.65	25.63
Granted - Initial award | $ / shares	31.30	31.82
In lieu of dividends | $ / shares	32.26	31.16
Vested | $ / shares	27.61	26.00
Settled in cash | $ / shares	27.61	26.00
Forfeited | $ / shares	27.85	26.82
Outstanding, end of period, non-vested | $ / shares	27.65	27.65
Outstanding, end of period, vested | $ / shares	$ 25.68	$ 25.68